ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS - Accounts Payable (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET PREMIUMS EARNED
Balances at the beginning of the period	S/ 291,693	S/ 235,185
Premiums ceded for automatic contracts (mainly excess of loss), Note 25(a)	254,839	243,427	S/ 257,617
Premiums ceded to reinsurers in facultative contracts, Note 25(a)	289,386	288,928	263,378
Coinsurance granted	4,332	11,433	5,925
Payments and other, net	(623,516)	(487,280)	(525,627)
Balances at the end of the period	S/ 216,734	S/ 291,693	S/ 235,185